Common Stock, Additional Paid-In Capital and Dividends	6 Months Ended
Jun. 30, 2022
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Common Stock, Additional Paid-In Capital and Dividends
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company’s common stock, additional paid-in capital and dividends can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2021 which have been filed with the Securities and Exchange Commission on Form 20-F on April 15, 2022.

Series F preferred shares: On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis  for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Preferred Shares”), in exchange for (i) the assumption by Africanus Inc. of an amount of $47,630 of shipbuilding costs for its newbuilding vessels M/T Eco Oceano Ca (Hull No. 871), M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214), and (ii) settlement of the Company’s remaining payment obligations relating to the VLCC Transaction, in an amount of up to $27,978. As of June 30, 2022, 7,200,000 Series F Preferred Perpetual Shares have been issued, to cover $47,630 of shipbuilding costs in connection with the deliveries of M/T Julius Caesar, M/T Legio X Equestris and M/T Eco Oceano Ca and as a consideration for the settlement of $24,370 of Due to related parties. The holders of Series F Preferred Shares are entitled to the voting power of ten of the Company’s common shares per Series F Preferred Shares. Upon any liquidation, dissolution or winding up of the Company, the holders of Series F Preferred Shares shall be entitled to receive the net assets of the Company pari passu with the Company’s common shares. The Company at its option shall have the right to redeem a portion or all of the outstanding Series F Preferred Shares at an amount equal to $10 (ten) per Series F Preferred Shares redeemed (the “Liquidation Amount”), plus a redemption premium of 20% of the Liquidation Amount. The Series F Preferred Shares include a mandatory redemption provision tied to minimum voting requirements for the Company’s major shareholders, including affiliates of the CEO, pursuant to which if such minimum voting rights fall below 50% the Company is obliged to redeem the full amount of the then outstanding Series F Preferred Shares at a redemption premium of 40%. The holders of outstanding Series F Preferred Shares are entitled to receive semi-annual dividends payable in cash at a rate of 13.5% per year of the Liquidation Amount of the then outstanding Series F Preferred Perpetual Shares. Accrued but unpaid dividends shall bear interest at 13.5%. In addition, a one-time cash dividend equal to 4.0% of the Liquidation Amount is payable following each issuance of Series F Preferred Perpetual Shares. Finally, the Series F Preferred Perpetual Shares are not convertible into the Company’s common shares under any circumstances.

Equity distribution agreement: On April 15, 2022, the Company, entered into an equity distribution agreement, or as they are commonly known, at-the-market offering (“ATM”), with Maxim Group LLC (“Maxim”). Under the ATM the Company may sell up to $19,700 of its common stock with Maxim acting as a sales agent. Since Maxim is acting solely as a sales agent, it has no right to require any common stock sales. No warrants, derivatives, or other share classes were associated with this ATM. As of June 30, 2022, the Company has received proceeds (net of 2% fees), amounting to $2,025, issued 129,442 common shares and incurred $81 of expenses related to this equity distribution agreement.

Issuance of common stock and warrants as part of the June 2022 Registered Direct Offering: On June 3, 2022, the Company entered into a placement agency agreement with Maxim Group LLC relating to the sale of the Company’s securities, or the Placement Agent Agreement. Pursuant to the Placement Agent Agreement, the Company entered into a Securities Purchase Agreement, with an institutional investor in connection with a registered direct offering of an aggregate of 235,000 of the Company’s common shares at a public offering price of $10.00 per share, registered on the Company’s Registration Statement on Form F-3 (333-234281), or the Registered Offering. Concurrently with the Registered Offering and pursuant to the Purchase Agreement, the Company also commenced a private placement whereby the Company issued and sold 9,603,000 pre-funded warrants (“Pre-Funded Warrants”) to purchase up to 480,150 of the Company’s common shares and 14,303,000 warrants (or the “June 2022 Private Placement Warrants”) to purchase up to 715,150 of the Company’s common shares. The Pre-Funded Warrants entitle their holders to purchase twenty common shares and have an exercise price of $0.0020 and don’t expire. The June 2022 Private Placement Warrants entitle their holders to purchase twenty common shares and have an exercise price of $10.00 and expire five years after issuance. The June 2022 Registered Direct Offering resulted in gross proceeds of $7,151 before deducting underwriting discounts, commissions and other offering expenses that amounted to $593. The June 2022 Private Placement Warrants were registered via a registration statement in Form F1 that became effective on July 14, 2022.

During the period ended June 30, 2022, no pre-funded warrants, nor any June 2022 Private Placement Warrants were exercised.

Accounting Treatment of the June 2022 Private Placement Warrants

The Company accounted for the June 2022 Private Placement Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

As of the issuance date the fair value of the 14,303,000 June 2022 Private Placement Warrants amounted to $0.61 per warrant, using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s June 2022 Private Placement Warrants was the volatility used in the valuation model, which was approximated by using five year daily historical observations of the Company’s share price. The annualized five year daily historical volatility that has been applied in the warrant valuation at inception was 169%. A 5% increase in the volatility applied would have led to an increase of 1.0% in the fair value of the June 2022 Private Placement Warrants.

Accounting Treatment of the Pre-Funded Warrants

The Pre-Funded Warrants were classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date. The Pre-Funded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) do not embody an obligation for the Company to repurchase its shares, (iv) permit the holders to receive a fixed number of shares of common stock upon exercise, (v) are indexed to the Company’s common stock and (vi) meet the equity classification criteria. In addition, such pre-funded warrants do not provide any guarantee of value or return.

Dividends: No dividends were paid to common stock holders in the six months ended June 30, 2021 and 2022.